Variable Interest Entities (Tables)	6 Months Ended
Jun. 30, 2015
Variable interest entities [Abstract]
Variable Interest Entity [Table Text Block]
	Maximum	Liability
(Dollars in thousands)	Loss Exposure	Recognized	Classification
Type:
Trust preferred issuances	N/A	$7,217	Long-term debt